INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Aug. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of Intangible Assets, net

Intangible assets, net, consisted of the following:

	As of August 31,
	2018	2019
	RMB	RMB
Brand names
with indefinite lives	—	345,624
with definite lives	48,186	104,586
Trademarks	—	32,016
Customer relationship	18,000	35,100
Non-compete agreements	17,100	45,700
Student base	—	16,476
Others*	1,007	6,500
Total costs	84,293	586,002
Less: accumulated amortization	10,636	33,991
Intangible assets, net	73,657	552,011

*  Others include core curriculum, software, backlog and license.